Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2022
Revenue from Contracts with Customers [Abstract]
Revenue from contracts with customers

4. Revenue from contracts with customers

Disaggregated revenue information

Set out below is the disaggregation of the Group’s revenue from contracts with customers

	Subscription and licensing	Smart music education business	Music events and performances	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Year ended December 31, 2022
Revenue from contracts with customers	46,966	37,243	30,906	115,115
Cost of sales	(25,029)	(45,010)	(27,765)	(97,804)
Gross profit	21,937	(7,767)	3,141	17,311
Year ended December 31, 2021
Revenue from contracts with customers	100,454	118,061	77,382	295,897
Cost of sales	(18,195)	(43,548)	(64,283)	(126,026)
Gross profit	82,259	74,513	13,099	169,871
Year ended December 31, 2020
Revenue from contracts with customers	76,583	58,784	27,514	162,881
Cost of sales	(8,725)	(17,319)	(18,237)	(44,281)
Gross profit	67,858	41,465	9,277	118,600

	2022	2021	2020
	RMB’000	RMB’000	RMB’000
Geographical markets
Southern China	57,777	160,354	82,481
Northern China	57,338	135,543	80,400
Total revenue from contracts with customers	115,115	295,897	162,881
Timing of revenue recognition
Revenue recognised at a point in time	83,976	218,885	119,998
Revenue recognised over time	31,139	77,012	42,883
Total revenue from contracts with customers	115,115	295,897	162,881

The amounts of transaction prices allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at each reporting dates are as follows:

	2022	2021
	RMB’000	RMB’000
Amounts expected to be recognized as revenue:
Within 1 year	4,347	1,778
After 1 year	415	1,163
	4,762	2,941

The amounts disclosed above do not include variable consideration which is constrained.

The Group applied the practical expedient in IFRS 15 and did not disclose the aggregate amounts of transaction price allocated to the remaining performance obligations that are unsatisfied or partially satisfied as of the end of the reporting period if the performance obligations is part of a contract that has an original expected duration of one year or less. The comparative disclosures are amended to conform with the current year’s presentation.